Schedule of Classes of Stock (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 25, 2024	Sep. 24, 2024	Mar. 01, 2024	Apr. 27, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000				50,000,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Preferred Stock, Voting Rights	none		none	none
Common stock shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	50,000,000		50,000,000	50,000,000
Common stock shares issued	6,208,073	6,208,073	1,806,612	1,334,270
Common stock shares outstanding	6,208,073	6,208,073	1,806,612	1,334,270
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Next NRG Holding Corp [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized							50,000,000
Preferred stock par value							$ 0.00001
Common stock shares authorized			100,000	100,000
Common stock shares issued			100,000	100,000
Common stock shares outstanding			100,000	100,000
Common stock par value			$ 0.001	$ 0.001
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000				1
Preferred stock par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0
Next NRG Holding Corp [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock shares authorized	500,000,000	500,000,000	500,000,000				500,000,000
Common stock shares issued	17,700,000	17,700,000	0
Common stock shares outstanding	15,000,000	15,000,000	0
Common stock par value	$ 0.00001	$ 0.00001	$ 0.00001				$ 0.00001
Next NRG Holding Corp [Member] | Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Common stock shares authorized	500,000,000	500,000,000	500,000,000				500,000,000
Common stock shares issued	11,800,000	11,800,000	0
Common stock shares outstanding	10,000,000	10,000,000	0
Common stock par value	$ 0.00001	$ 0.00001	$ 0.00001				$ 0.00001
Next NRG Holding Corp [Member] | Related Party [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock par value	$ 0.00001	$ 0.00001
Common stock shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares issued	29,500,000	29,500,000	29,500,000
Common stock shares outstanding	25,000,000	25,000,000	25,000,000
Next NRG Holding Corp [Member] | Related Party [Member] | Series X Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Preferred stock par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Preferred stock, shares authorized	1	1
Preferred Stock, Voting Rights		A
Next NRG Holding Corp [Member] | Related Party [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Preferred Stock, Voting Rights		1	1
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	17,700,000	17,700,000	17,700,000
Common stock shares outstanding	15,000,000	15,000,000	15,000,000
Common stock par value	$ 0.00001	$ 0.00001	$ 0.00001
Next NRG Holding Corp [Member] | Related Party [Member] | Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Preferred Stock, Voting Rights		10	10
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	11,800,000	11,800,000	11,800,000
Common stock shares outstanding	10,000,000	10,000,000	10,000,000
Common stock par value	$ 0.00001	$ 0.00001	$ 0.00001